Note 6 - Product Warranties - Changes in Accrual for Product Warranties (Details) - USD ($)	12 Months Ended
	Oct. 31, 2017	Oct. 31, 2016
Balance at beginning of year	$ 70,000	$ 130,000
Liabilities accrued for warranties issued during the year	238,093	124,018
Warranty claims paid during the period	(171,523)	(130,691)
Changes in liability for pre-existing warranties during the year	43,430	(53,327)
Balance at end of year	$ 180,000	$ 70,000